CONVERTIBLE DEBENTURES PAYABLE (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Debt Instrument [Line Items]
Amortization of debt discounts	$ 1,532,792	$ 954,080	$ 1,070,366	$ 630,992
Convertible debentures.
Debt Instrument [Line Items]
Interest expense	385,086	488,248
Amortization of debt discounts	1,199,498	954,081
Total	$ 1,584,584	$ 1,442,329